Interest income - Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Income [Abstract]
Bank deposits	$ 10,910	$ 17,785	$ 16,604
Financial assets at amortized cost	5,123	2,091	1,960
Other interest income	2,524	1,897	776
Total	$ 18,557	$ 21,773	$ 19,340